Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity

	December 31, 2020	June 30, 2020
	(unaudited)
Cash	$1,142,514	$362,384
Short-term investments	3,335,640	2,266,069
Inventories	1,475,924	1,403,582
Loans due from a third party	2,785,636	2,222,191
Other current assets	607,423	292,917
Investments in equity investees	1,096,370	-
Property and equipment, net	1,327,658	1,315,326
Deposits for plant, property and equipment	1,013,825	849,245
Right of use assets	363,318	553,904
Other noncurrent assets	133,611	159,434
Total Assets	$13,281,919	$9,425,052
		-
Due to MYT*	$10,466,925	$7,270,932
Other current liabilities	1,050,524	885,515
Total Liabilities	$11,517,449	$8,156,447

*	Payable due to MYT is eliminated upon consolidation.

	For the Six Months Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Revenue	$3,874,080	$418,219
Net income (loss)	$377,453	$(847,182)

Schedule of revenue recognition
	For the Six Months Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Sales by Hunan MYT	$169,656	$348,816
Sales by 39Pu	3,704,424	69,403
	$3,874,080	$418,219